Document and Entity Information	Sep. 30, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2017
Registrant Name	FIRST INVESTORS INCOME FUNDS
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Mar. 15, 2018
Document Effective Date	Mar. 15, 2018
Prospectus Date	Jan. 31, 2018